Financial Instruments - Summary of Fair Value Adjustment (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Fair value adjustments	£ 101	£ 128
Bid-Offer and Trade Specific Adjustments [Member]
Disclosure of financial assets [line items]
Fair value adjustments	27	34
Uncertainty [Member]
Disclosure of financial assets [line items]
Fair value adjustments	37	43
Credit Risk Adjustment [Member]
Disclosure of financial assets [line items]
Fair value adjustments	19	36
Funding Fair Value Adjustment [Member]
Disclosure of financial assets [line items]
Fair value adjustments	9	6
Risk Related Adjustments [Member]
Disclosure of financial assets [line items]
Fair value adjustments	92	119
Model-Related [Member]
Disclosure of financial assets [line items]
Fair value adjustments	9	8
Day One Profit [Member]
Disclosure of financial assets [line items]
Fair value adjustments	£ 0	£ 1